Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document And Entity Information
Entity Registrant Name	Eco-Stim Energy Solutions, Inc.
Entity Central Index Key	0001135657
Document Type	S-1
Amendment Flag	true
Amendment Description	Amendment No.1
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Jun. 30, 2014